Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	86 Months Ended	100 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000174138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select U.S. Equity ETF — Net Asset Value (NAV)
Average Annual Return, Percent		10.14%	15.06%		10.78%
C000174139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Financial ETF — Net Asset Value (NAV)
Average Annual Return, Percent		22.04%	18.92%		10.58%
C000174140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Worldwide ETF — Net Asset Value (NAV)
Average Annual Return, Percent		16.59%	12.18%		9.09%
C000198594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select International ETF — Net Asset Value (NAV)
Average Annual Return, Percent		18.62%	8.59%	3.55%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		12.10%	15.60%		13.30%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent		11.84%	13.06%		10.25%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Average Annual Return, Percent		11.93%	10.08%	4.77%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		8.55%	12.99%		8.45%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent		22.82%	18.76%		11.35%